Stock-Based Compensation - Stock Option Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield	0.00%
Expected volatility	35.00%
Risk-free interest rate	2.63%
Expected life (in years)	4 years